Property, Plant and Equipment - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities (including current and noncurrent)	$ 15,860	$ 10,454
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Addition to right-of use assets	11,247	8,474
Depreciation expense of right-of use assets	4,554	2,619	$ 2,018
IFRS 16 | Offices and Buildings [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 16,660	$ 10,020